File Nos 333-111216 /811-8052




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
               Pre-Effective Amendment No.
               Post-Effective Amendment No.   2                          [X]
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                               Amendment No.34                           [X]
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                               (Name of Depositor)

            5069 154th Place N.E., Redmond, Washington            98052
        (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



                  Approximate date of Proposed Public Offering:
 As Soon as Practicable after the effective date of this registration statement.



It is proposed that this filing will become effective:
  [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  On (date), pursuant to paragraph (b) of Rule 485
  [X]  60 days after filing pursuant to paragraph (a) of Rule 485
  [ ]  On ___________ pursuant to paragraph (a) of Rule 485


If appropriate, check the following:
  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      Title of Securities Being Registered:
             Individual Flexible Premium Variable Annuity Contracts

                               SPINNAKER(R) CHOICE
                                Variable Annuity

                                    issued by

                                SYMETRA SEPARATE
                                    ACCOUNT C

                                       and

                                  SYMETRA LIFE
                                INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Choice Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are: not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Dated: April 29, 2005


AIM VARIABLE INSURANCE FUNDS
o        AIM V.I. Real Estate Fund (Series I Shares)
o        AIM V.I. Capital Appreciation Fund (Series II Shares)
o        AIM V.I. Capital Development Fund (Series II Shares)
o        AIM V.I. International Growth  Fund (Series II Shares)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o        American Century VP Balanced
o        American Century VP International
o        American Century VP Value
o        American Century VP Ultra(R) Class II
o        American Century VP Large Company Value Class II
o        American Century VP Inflation Protection Bond  Class II

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")
o        Dreyfus IP - MidCap Stock Portfolio - Initial Shares
o        Dreyfus IP - Technology Growth Portfolio - Initial Shares

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
o        Dreyfus VIF - Appreciation Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND - SERVICE SHARES

FEDERATED INSURANCE SERIES
o        Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
o        Fidelity VIP Growth Portfolio
o        Fidelity VIP Contrafund(R) Portfolio
o        Fidelity VIP Growth & Income Portfolio
o        Fidelity VIP Equity Income Portfolio
o        Fidelity VIP Money Market Portfolio
o        Fidelity VIP Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o        Franklin Small Cap Fund - Class 2
o        Franklin U.S. Government Fund - Class 2
o        Franklin Income Securities Fund - Class 2
o        Franklin Flex Cap Growth Fund - Class 2
o        Franklin Small Cap Value Fund - Class 2
o        Mutual Shares Securities Fund - Class 2
o        Templeton Developing Markets Securities Fund - Class 2
o        Templeton Growth Securities Fund - Class 2
o        Templeton Global Income Fund - Class 2

J.P. MORGAN SERIES TRUST II
o        JPMorgan Mid Cap Value Portfolio
o        JPMorgan International Equity Portfolio

PIONEER VARIABLE CONTRACTS TRUST
o        Pioneer Equity Income VCT Portfolio  Class II Shares
o        Pioneer Small Cap Value VCT Portfolio  Class II Shares
o        Pioneer Emerging Markets VCT Portfolio  Class II Shares
o        Pioneer Strategic Income VCT Portfolio  Class II Shares
o        Pioneer High Yield VCT Portfolio  Class II Shares

PIMCO
o        PIMCO Commodities Fund  Administrative Shares
o        PIMCO All Asset Fund  Advisor Shares

You can allocate your contract cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C ("Separate Account"), which invests in the portfolios listed here. The portfolio prospectuses for each of the portfolios available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.


To learn more about the Spinnaker Choice Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-877-796-3872 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

-------------------------------------------------------------------------------
TABLE OF CONTENTS                                         Page
-------------------------------------------------------------------------------

SUMMARY

FEE TABLE

EXAMPLES

1.       THE ANNUITY CONTRACT
     Owner
     Annuitant
     Beneficiary
     Assignment

2.       ANNUITY PAYMENTS (INCOME PHASE)
     Changing Portfolios During the Income Phase

3.       PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units
     Right to Examine

4.       INVESTMENT OPTIONS
     Variable Investment Options
     Changes to the Investment Options
     Voting Rights
     Fixed Account
     Transfers
     Scheduled Transfers
       Dollar Cost Averaging
       Appreciation or Interest Sweep
       Portfolio Rebalancing
     Limits on Excessive Transfers and Market
         Timing Activity

5.       CHARGES & EXPENSES
     Insurance Charges
     Annual Administration Maintenance Charge
     Contingent Deferred Sales Charge
     Withdrawal Charge
     Transfer Charge
     Premium Taxes
     Optional Benefit Charges
     Income or Other Taxes
     Portfolio Expenses

6.       TAXES
     Annuity Contracts in General
     Death Benefits
     Qualified Contracts
     Withdrawal From Roth IRAs
     Withdrawal for Investment Adviser Fees
     Optional Benefit Riders - Non-qualified Contracts
     Non-qualified Contracts
     Taxation of Annuity Payments
     Exchanges
     Diversification
     Tax Withholding

7.       ACCESS TO YOUR MONEY
     Free Withdrawal Amount
     Healthcare Confinement
     Repetitive Withdrawals
     Minimum Value Requirements

8.       DEATH BENEFIT
     Death During the Accumulation Phase
         Basic Death Benefit
         Calculation of Death Benefit
         Payment of Death Benefit
     Death During the Income Phase
     Optional Death Benefits
         Guaranteed Minimum Death Benefit  - Annual
          Reset ("GMDB - Annual Reset")
         Earnings Enhancement Benefit ("EEB")
         Effects of Ownership Changes
     Limitation on Death Benefit
     Beneficiary

9.       OTHER INFORMATION
     Symetra Life
     Separate Account
     Changes to the Separate Account
     General Account
     Distribution (Principal Underwriter)
     Amendments to the Contract
     Legal Proceedings
     Right to Suspend Annuity Payments, Transfers, or Withdrawals
     Reduction of Charges or Additional Amounts Credited
     Website Information
     Financial Statements

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A:  CALCULATION OF EEB OPTIONAL                      DEATH BENEFIT

APPENDIX B:  ACCUMULATION UNIT VALUE                          HISTORY

                             INDEX OF SPECIAL TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                           Page
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Payments
Annuity Unit
Beneficiary
Contract Value
Fixed Account
Home Office
Income Phase
Joint Owner
NYSE
Net Investment Factor
Non-qualified
Owner
Portfolios
Purchase Payment
Qualified
Subaccount
Tax Deferral
You

===============================================================================
                                     Summary
===============================================================================
Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.


-------------------------------------------------------------------------------
THE ANNUITY CONTRACT
-------------------------------------------------------------------------------

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the owner, and Symetra Life Insurance Company ("Symetra Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment portfolios and a fixed account. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the portfolios you selected and/or the interest rate earned on the fixed account. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

-------------------------------------------------------------------------------
ANNUITY PAYMENTS (INCOME PHASE)
-------------------------------------------------------------------------------

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. However, switching to the income phase does not affect the available investment options. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.

-------------------------------------------------------------------------------
PURCHASE
-------------------------------------------------------------------------------

You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more as often as you like during the accumulation phase. Any purchase payment in excess of $1 million requires our prior approval.

-------------------------------------------------------------------------------
INVESTMENT OPTIONS
-------------------------------------------------------------------------------

Currently, the separate account invests in 40 portfolios. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

-------------------------------------------------------------------------------
CHARGES & EXPENSES
-------------------------------------------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.55% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.40% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the fixed account.

Each contract year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30; however, we may raise this charge to up to $50 per contract year. This charge is waived if the value of your contract is $50,000 or more.

If you take more than 10% of your contract value out in a contract year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 7% in the first contract year and declines to 0% after five years.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a contract year.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

If you elect one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you have elected. If you elect the Guaranteed Minimum Death Benefit--Annual Reset ("GMDB-Annual Reset") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. If you elect the Earnings Enhancement Benefit ("EEB") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio and the fixed account.

There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2004, these expenses ranged from ______________

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See
Section 5 - Charges & Expenses for a more detailed discussion.

-------------------------------------------------------------------------------
TAXES
-------------------------------------------------------------------------------

Generally, earnings and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

-------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

-------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.

-------------------------------------------------------------------------------
DEATH BENEFIT
-------------------------------------------------------------------------------

If you die before moving to the income phase, we will pay a death benefit as described in Section 8 - Death Benefits. There are two optional death benefits available for selection. You may elect none, one or both benefits at the time you purchase your contract.

     Guaranteed Minimum Death Benefit--Annual Reset Rider ("GMDB - Annual Reset") resets the minimum guaranteed death benefit annually each contract anniversary until the oldest owner attains age 75.

     Earnings Enhancement Benefit Rider ("EEB") may add 25% or 40% (depending on the age of the oldest owner on the issue date of the contract) of your contract's earnings, if any, to the death benefit payable at your death. This rider is only available for non-qualified contracts.

-------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------

Right to Examine. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive:

     o whatever your contract is worth on the day we receive your request which may be more or less than your original purchase payment;

     o    a return of purchase payments; or

     o the greater of the two, depending on state law requirements or if your contract is an IRA or a Roth IRA.

Transactions. You can initiate transfers or withdrawals as desired or schedule them in advance under the following strategies:

     o Dollar Cost Averaging: You may elect to automatically transfer a set amount from any portfolio or the fixed account to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

     o Appreciation or Interest Sweep: If your contract value exceeds $10,000, you may elect to have interest from the fixed account or earnings from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.

     o Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

     o Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts. You may purchase the contract as an Individual Retirement Annuity ("IRA") or a Roth IRA. Effective April 29, 2005, you may also purchase the contract as a Tax Sheltered Annuity ("TSA"), or Deferred Compensation Plan ("457"). These contracts are referred to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other Individual Retirement Arrangements and Roth Individual Retirement Arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you.

Exchanges. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower) and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

The name change of "Safeco Life Insurance Company" and "Safeco Securities, Inc." to "Symetra Life Insurance Company" and "Symetra Securities, Inc." respectively, may be subject to state regulatory approval, and your state may not have approved the name change as of the date of this prospectus. See your contract or contact us for more information.

-------------------------------------------------------------------------------
INQUIRIES
-------------------------------------------------------------------------------

If you need more information, please contact us at our "home office":

     Symetra Life Insurance Company
     5069 154th Place N.E.
     Redmond, WA  98052
     1-877-796-3872
     http://www.symetra.com

===============================================================================
                      SYMETRA SEPARATE ACCOUNT C FEE TABLE
===============================================================================

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.




The Owner Transaction Expenses Table below describes the fees and expense contract, make withdrawals or transfer money between investment options.

The Owner Transaction Expenses Table below describes the fees and expense contract, make withdrawals or transfer money between investment options.

   OWNER TRANSACTION EXPENSESE                          MAXIMUM AMOUNT DEDUCTED                 CURRENT AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE                                7%                                   Year 1 7%
(As a percentage of the amount withdrawn)
WITHDRAWAL CHARGE
(Assessed for each withdrawal after the first withdrawal        25%                             $25 or 2% of amount withdrawn
in a contract year)                                                                                  whichever is less
TRANSFER CHARGE
(Assessed for each  transfer in excess of 12 transfers          $10                             $10 or 2% of amount transferred
in a contract year                                                                                   whichever is less



The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.


       ------------------------------------------------------------------- -------------------------------------------------

                                PERIODIC CHARGES
             (Not Including Portfolio Operating Fees And Expenses)                         AMOUNT DEDUCTED
                                                                           ------------------------- -----------------------
                                                                              MAXIMUM GUARANTEED         CURRENT CHARGE
                                                                                    CHARGE
       ------------------------------------------------------------------- ------------------------- -----------------------

       ANNUAL ADMINISTRATION MAINTENANCE CHARGE(1)                                     $50                      $30
       ------------------------------------------------------------------- ------------------------- -----------------------

       SEPARATE ACCOUNT ANNUAL EXPENSES  (As a percentage of average account value)
       ---------------------------------------------------------------------------------------------------------------------


                Mortality And Expense Risk Charge                                   1.40%                      1.40%
                Asset Related Administration  Charge                                0.15%                      0.15%
                TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                              1.55%                      1.55%

       ------------------------------------------------------------------- ------------------------- -----------------------

       CHARGES FOR OPTIONAL FEATURES2
       ------------------------------------------------------------------- -------------------------------------------------

       GUARANTEED MINIMUM DEATH BENEFIT -ANNUAL RESET                              0.20%                      0.20%
       (As a percentage of the average daily contract value invested in the portfolios)
       ---------------------------------------------------------------------------------------------------------------------
       EARNINGS ENHANCEMENT BENEFIT                                                0.15%                      0.15%
       (As a percentage of the average daily contract value invested in the portfolios and in the fixed account)
       ------------------------------------------------------------------- ------------------------- -----------------------


       TOTAL WITH ALL OPTIONAL FEATURES                                             1.90%                    1.90%
       ------------------------------------------------------------------- ------------------------- -----------------------

       1 We do not deduct this charge if your contract value is at least $50,000 when the deduction is to be made.


       2    The optional death benefit riders are described in Section 8
            "Death Benefit."

 --------------------------------------------------------------------------------------------------------------------



 --------------------------------------------------------------------------------------------------------------------

The Total Annual  Portfolio  Expense  Table shows the minimum and maximum  total operating expenses deducted from
 portfolio assets that you would have paid as of the end of the fiscal year 12/31/04.  Actual expenses in the future may be higher.  More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.

---------------------------------------------------------------------- ------------------------------- ----------------------------
              TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                           Minimum                         Maximum
---------------------------------------------------------------------- ------------------------------- ----------------------------

Expenses that are deducted from portfolio assets, including
management fees, distribution (12b-1) fees and other expenses
---------------------------------------------------------------------- ------------------------------- ----------------------------

===============================================================================
             SYMETRA SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
                     (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2004. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We  have   agreements   with  each  of  the  fund  managers  that  describe  the
administrative  practices and  responsibilities of the parties. To the extent it performs  services  for the  fund,  Symetra  Life may  receive  an  asset  based administrative fee from the fund's advisor or distributor.  These fees may be up to  0.30%  per  year  and may  depend  on the  amount  we have  invested  in the portfolios.  In  addition,  the funds may make  payments to Symetra  Life or its affiliates  pursuant to a distribution and/or servicing plan adopted by the fund pursuant  to  Rule  12b-1  under  the  Investment  Company  Act  of  1940.  Such distribution or "12b-1" fees are disclosed in the table below.

================================================== ============= ============== ============ =============== =============== ======
                                                                                                                        Net Total
                                                                                                                          Annual
                                                                                                                        Portfolio
                                                                                                                        Operating
                                                                Distribution           Total Annual    Contractual       Expenses
                    PORTFOLIO                                      Service              Portfolio        Expense        (After any
                                             Management      (12b-1)        Other       Operating       Waiver or     reimbursement
                                                Fees          Fees        Expenses       Expenses     Reimbursement     and waiver
                                                                                                                       agreements)

-------------------------------------------------- ---------------------------- ---------------------------- ----------------------

AIM V.I. Real Estate Fund (Series I Shares)
AIM V.I. Capital Development Fund (Series II
Shares)
AIM V.I. International Growth Fund (Series II
Shares)
AIM V.I. Capital Appreciation Fund (Series II
Shares)

American Century VP Balanced
American Century VP International
American Century VP Value
American Century VP Ultra(R) Class II
American Century VP Large Company Value Class II
American Century VP Inflation Protection Bond
Class II

The Dreyfus Socially Responsible Growth Fund,
Inc. -- Initial shares
Dreyfus IP -  MidCap Stock Portfolio -- Initial
Shares
Dreyfus IP - Technology Growth Portfolio --
Initial Shares
Dreyfus VIF -  Appreciation Portfolio -- Initial
Shares
Dreyfus Stock Index Fund  -- Service Shares

Federated High Income Bond Fund II - Primary
Shares

Fidelity VIP Growth Portfolio Initial Class shares
Fidelity VIP Contrafund Portfolio Initial Class shares
Fidelity VIP Equity Income Portfolio Initial
Class shares
Fidelity VIP Asset Manager Portfolio Initial
Class shares
Fidelity VIP Money Market Portfolio Service
Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2

Franklin Small Cap Fund - Class  2
Franklin U.S. Government  Fund - Class  2
Franklin Income Securities Fund - Class 2
Franklin Flex Cap Growth Fund - Class 2
Franklin Small Cap Value Fund - Class 2
Templeton Developing Markets Securities Fund -
Class 2
Templeton Growth Securities Fund - Class 2

================================================== ============= ============== ============ =============== =============== ======
                                                                                                                        Net Total
                                                                                                                          Annual
                                                                                                                        Portfolio
                                                                                                                        Operating
                                                                Distribution           Total Annual    Contractual       Expenses
                    PORTFOLIO                                      Service              Portfolio        Expense        (After any
                                             Management      (12b-1)        Other       Operating       Waiver or     reimbursement
                                                Fees          Fees        Expenses       Expenses     Reimbursement     and waiver
                                                                                                                       agreements)

-------------------------------------------------- ---------------------------- ---------------------------- ----------------------

Templeton Global Income Securities Fund - Class
2
Mutual Shares Securities Fund - Class 2

JPMorgan Mid Cap Value Portfolio
JPMorgan International Equity Portfolio

Pioneer Equity Income VCT Portfolio  -- Class II
Shares
Pioneer Small Cap Value VCT Portfolio - Class II
Shares
Pioneer Emerging Markets VCT Portfolio - Class
II Shares
Pioneer Strategic Income VCT Portfolio - Class
II Shares
Pioneer High Yield VCT Portfolio - Class II
Shares

PIMCO Commodities Fund, Administrative Shares
PIMCO All Asset Fund, Advisor Shares

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

===============================================================================
                             EXPLANATION OF EXAMPLES
===============================================================================

These  examples  are  intended to help you compare the cost of  investing in the contract with the cost of investing in other variable annuity  contracts.  These costs include  contract owner  transaction  expenses,  contract  fees,  separate account annual  expenses,  and the portfolio fees and expenses.  For purposes of calculating the examples,  the maximum annual administration  maintenance charge of $50 has been converted into a percentage  based on a ratio of the anticipated total annual administration maintenance charges collected during the year to the anticipated  total average net assets of all the contracts  issued from Separate
Account C. The examples do not reflect premium taxes that may apply depending on the state where you live,  and assume no transfer  fee or  withdrawal  fees were imposed.  The  examples  also do not take into  consideration  any fee waiver or expense  reimbursement  arrangements  of the  underlying  portfolios.  If  these arrangements were taken into  consideration,  the expenses shown would be lower.
We based annual  expenses of the  underlying  portfolios on data provided by the
portfolio   companies  for  the  year  ended  December  31,  2004.  We  did  not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.


===============================================================================
                         EXAMPLES WITH STANDARD FEATURES
===============================================================================


You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year and that you do not elect either the GMDB-Annual Reset or the EEB.

                         THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

                         THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------


===============================================================================
                EXAMPLES WITH EARNINGS ENHANCEMENT BENEFIT RIDER
===============================================================================

You would pay the following expenses on a  $10,000 investment in the contract for the time periods indicated below assuming that you elected the EEB but not the GMDB-Annual Reset and that your investment has a 5% return each year.

                         THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

                         THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

===============================================================================
       EXAMPLES WITH GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET RIDER
===============================================================================

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below, assuming that you elected the GMDB- Annual
Reset but not the EEB and that your investment has a 5% return each year.

                         THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

                         THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

===============================================================================
                EXAMPLES WITH GUARANTEED MINIMUM DEATH BENEFIT -
              ANNUAL RESET AND EARNINGS ENHANCEMENT BENEFIT RIDER
===============================================================================

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected GMDB - Annual Reset and EEB and that your investment has a 5% return each year.


                         THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

                         THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

    If You Surrender Your Contract At The End of Each Time                 If The Contract Is Not Surrendered or Is Annuitized
                            Period
 -------------------------------------------------------------          -----------------------------------------------------------

 1 Year                                                                 1 Year
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 3 Years                                                                3 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 5 Years                                                                5 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

 10 Years                                                               10 Years
 --------------- ---------------------------------------------          ---------- ------------------------------------------------

Different fees may be imposed during the income phase. Please see Section 5 - Charges & Expenses for a more detailed description.

                         CONDENSED FINANCIAL INFORMATION

Since sales began in January of 2005, there is no Accumulation Unit value history available for Appendix B.

-------------------------------------------------------------------------------
1. THE ANNUITY CONTRACT
-------------------------------------------------------------------------------
This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a purchase payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the fixed account affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

Owner
The owner ("you") is as shown on the contract application, unless changed. You, as the owner, may exercise all ownership rights under the contract.

The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly. An owner who is a non-natural person such as a corporation or trust, may not name a joint owner.

Use care when naming joint owners, and beneficiaries, and consult your agent or other advisor if you have questions.

Annuitant
The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase. Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

Beneficiary
The beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the beneficiary on your contract application.

Assignment
You can assign the contract however, the new owner can not be older than the maximum issue age on the contract date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

-------------------------------------------------------------------------------
2. ANNUITY PAYMENTS (INCOME PHASE)
-------------------------------------------------------------------------------

You can switch to the income phase at any time after the policy has been in effect for one year (five years for the Payments Based on a Number of Years annuity option) by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. However, the income phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans. During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans and/or contract versions require that the annuitant be the owner and payee once annuity payments begin.

Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

     o the first available payment date after you elect to begin annuity payments;

     o    the latest annuity date specified in your contract; or

     o    a different annuity date if required by law.

You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.

The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant actually lives, not the annuitant's life expectancy.

     Life Annuity. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. If the annuitant has a shorter than expected life, then fewer annuity payments will be made.

     Life Annuity with Guaranteed Period. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the payee designated by the owner. Annuity payments stop on the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

     Joint and Survivor Life Annuity. The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.

     Payments Based on a Number of Years. This annuity option is only available after the fifth contract year and if your contract value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. In general, your contract value is amortized over a specific term and accumulation units and/or the value of the fixed account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of accumulation units and/or value of the fixed account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the portfolios and/or fixed account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining contract value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the beneficiary election form. See Section 8 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy. If your contract value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

We reserve the right to change the payment frequency if payment amounts would be
less  than  $250.  You  may  elect  to  have  payments   delivered  by  mail  or
electronically transferred to a bank account.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

     o the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

     o    an assumed investment return; and

     o    the investment performance of the portfolios you selected.

If actual investment performance of the portfolios exceeds the assumed investment return (4% annually), the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the portfolios may affect the amount of annuity payments.

CHANGING PORTFOLIOS DURING THE INCOME PHASE
After you switch to the income phase, you may request to change portfolio elections only once a month. Transfers are not allowed to or from the fixed account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

------------------------------------------------------------------------------
3. PURCHASE
------------------------------------------------------------------------------

PURCHASE PAYMENTS
A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $10,000. Additional purchase payments of $1,000 or more may be added at anytime during the accumulation phase. Any purchase payment in excess of $1 million requires our prior approval.

Your initial purchase payment is normally credited to you within two business days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five business days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. In most situations, your contract date is the date your initial purchase payment and all required information are received at Symetra Life. If your initial purchase payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the portfolios, your contract date will be the next regular business day.

We reserve the right to refuse any application or purchase payment. If we refuse a purchase payment, we will return it to you within five business days.

ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial purchase payment by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent purchase payments will be allocated in the same proportion as your most recent purchase payment (unless that was a purchase payment you directed us to allocate on a one-time-only basis). You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.

Once we receive a purchase payment, the portion to be allocated to the fixed account is credited as of the day it is received. The portion to be allocated to the subaccounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day. Processing of purchase payments may be delayed by circumstances outside our control--e.g., if your registered representative does not forward applications or purchase payments to us promptly. In addition, if your purchase payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five business days, we will return your purchase payment.

ACCUMULATION UNITS
The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call the units of measure annuity units.

We calculate the value of an accumulation unit for each subaccount as of the time the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.

The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

     o the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

     o the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day, minus

     o the daily insurance charges expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a subaccount, we credit your contract with accumulation units. Similarly, when you request a withdrawal or a transfer of money from a subaccount, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

     Example: Assume that on Monday we receive a $1,000 purchase payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Fidelity VIP Growth Portfolio.

RIGHT TO EXAMINE
You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA or Roth IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we will apply amounts designated for the portfolios to the Fidelity VIP Money Market Portfolio until the contract is 15 days old (or 30 days in those states were a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.


-------------------------------------------------------------------------------
                              4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS
The following portfolios are currently offered to contract owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.

The name, investment objective, and investment adviser of the portfolios offered under this contract are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our home office. You should read those prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.



                 Portfolio Name                               Investment Objective                         Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Real Estate Fund (Series I Shares)       Growth of capital.                             A I M Advisors, Inc.
------------------------------------------------
Formerly INVESCO VIF Real Estate Opportunity
Fund

------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM V.I. Capital Development Fund                 Long-Term growth of capital.                   A I M Advisors, Inc.
(Series II Shares)

------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM V.I. Capital Appreciation Fund (Series II
Shares)
------------------------------------------------- ---------------------------------------------- ----------------------------------

AIM V.I. International Growth Fund                Long-Term growth of capital.                   A I M Advisors, Inc.
(Series II Shares)

------------------------------------------------- ---------------------------------------------- ----------------------------------

                 Portfolio Name                               Investment Objective                         Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------


American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced                      The fund seeks long-term capital growth and    American Century Investment
                                                  current income by investing approximately      Management, Inc.
                                                  60% of its assets in equity securities and
                                                  the remainder in bonds and other fixed
                                                  income securities.  In selecting stocks for
                                                  the portfolio of VP Balanced, the fund
                                                  managers select primarily from the largest
                                                  1,500 publicly traded US companies. The
                                                  fixed income portion of the fund is invested
                                                  in a diversified portfolio of high-grade
                                                  securities.
------------------------------------------------- ---------------------------------------------- ----------------------------------

American Century VP International                 The fund seeks capital growth.  The fund       American Century Investment
                                                  managers look for stocks of growing foreign    Management, Inc.
                                                  companies. The investment strategy of the
                                                  fund is based on the belief that, over the
                                                  long term, stocks of companies with earnings
                                                  and revenue growth have a
                                                  greater-than-average chance to increase in
                                                  value.
------------------------------------------------- ---------------------------------------------- ----------------------------------

American Century VP Value                         The fund seeks long-term capital growth.       American Century Investment
                                                  Income is a secondary objective.  In           Management, Inc.
                                                  selecting stocks for VP Value, fund managers
                                                  look for companies whose stock price is less
                                                  than they believe the company is worth. The
                                                  managers attempt to purchase the stock of
                                                  these undervalued companies and hold them
                                                  until their stock price has increased to, or
                                                  is higher than, a level the managers believe
                                                  more accurately reflects the fair value of
                                                  the company.
------------------------------------------------- ---------------------------------------------- ----------------------------------

American Century VP Ultra(R)  Class II            The fund seeks long-term capital growth.       American Century Investment
                                                  The fund looks for common stocks of growing    Management, Inc.
                                                  companies. The basis of the strategy used by
                                                  the fund is that, over the long term, stocks
                                                  of companies with earnings and revenue
                                                  growth have a greater-than-average chance to
                                                  increase in value.

------------------------------------------------- ---------------------------------------------- ----------------------------------

American Century VP Large Company Value   Class
II
------------------------------------------------- ---------------------------------------------- ----------------------------------

American Century VP Inflation Protection Bond
Class II
------------------------------------------------- ---------------------------------------------- ----------------------------------

Dreyfus Investment Portfolios ("Dreyfus IP")
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus IP - MidCap Stock Portfolio - Initial     The portfolio seeks investment results that    The Dreyfus Corporation
Shares                                            are greater than the total return
                                                  performance of publicly traded common stocks
                                                  of medium size domestic companies in the
                                                  aggregate, as represented by the Standard &
                                                  Poor's MidCap 400 (R) Index ("S&P 400"). To
                                                  pursue this goal, the portfolio normally
                                                  invests at least 80% of its assets in stocks
                                                  of mid-size companies.

------------------------------------------------- ---------------------------------------------- ----------------------------------



                 Portfolio Name                               Investment Objective                         Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------

Dreyfus IP - Technology Growth Portfolio -        The portfolio seeks capital appreciation. To   The Dreyfus Corporation
Initial Shares                                    pursue this goal, the portfolio normally
                                                  invests at least 80% of its assets in the
                                                  stocks of growth companies of any size that
                                                  Dreyfus believes to be leading producers or
                                                  beneficiaries of technological innovation.

------------------------------------------------- ---------------------------------------------- ----------------------------------


The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares
-----------------------------------------------------------------------------------------------------------------------------------

The Dreyfus Socially Responsible Growth Fund,     The fund seeks to provide capital growth,      The Dreyfus Corporation
Inc. -Initial Shares                              with current income as a secondary goal. To
                                                  pursue these goals, the fund, under normal
                                                  circumstances, invests at least 80% of its
                                                  assets in the common stocks of companies
                                                  that, in the opinion of the fund's
                                                  management, meet traditional investment
                                                  standards and conduct their business in a
                                                  manner that contributes to the enhancement
                                                  of the quality of life in America.

------------------------------------------------- ---------------------------------------------- ----------------------------------


Dreyfus Variable Investment Fund ("Dreyfus VIF")
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation Portfolio - Initial    The portfolio seeks long-term capital growth   The Dreyfus Corporation
Shares                                            consistent with the preservation of            Sub-Advised by Fayez Sarofim & Co.
                                                  capital.  Its secondary goal is current
                                                  income.  To pursue these goals, the
                                                  portfolio invests at least 80% of its assets
                                                  in common stocks.  The portfolio focuses on
                                                  "blue chip" companies with total market
                                                  capitalizations of more than $5 billion at
                                                  the time of purchase, including
                                                  multinational companies.

------------------------------------------------- ---------------------------------------------- ----------------------------------

Dreyfus Stock Index Fund - Service Shares         The fund seeks to match the total return of    The Dreyfus Corporation
                                                  the Standard & Poor's 500 Composite Stock      Mellon Equity Associates serves as
                                                  Price Index. To pursue this goal, the fund     the fund's index fund manager
                                                  generally invests in all 500 stocks in the
                                                  S&P 500(R) in proportion to their weighting in
                                                  the index.

------------------------------------------------- ---------------------------------------------- ----------------------------------

Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II                The Fund's investment objective is to seek     Federated Investment Management
                                                  high current income. The Fund pursues its      Company
                                                  investment objective by investing primarily
                                                  in a diversified portfolio of high-yield,
                                                  lower-rated corporate bonds (also known as
                                                  "junk bonds").

-------------------------------------------- ---------------------------------------------- ---------------------------------------

Fidelity(R) Variable Insurance Products
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                     Fidelity VIP Growth Portfolio seeks to         Fidelity Management & Research
                                                  achieve capital appreciation.                  Company

------------------------------------------------- ---------------------------------------------- ----------------------------------

  Portfolio Name                                   Investment Objective                                Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Contrafund(R) Portfolio                Fidelity VIP Contrafund(R) Portfolio seeks   Fidelity Management & Research
                                                  long-term capital appreciation.                Company

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Growth & Income Portfolio            Fidelity VIP Growth & Income Portfolio seeks   Fidelity Management & Research
                                                  high total return through a combination of     Company
                                                  current income and capital appreciation.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Equity-Income Portfolio              Fidelity VIP Equity-Income Portfolio seeks     Fidelity Management & Research
                                                  reasonable income. The fund will also          Company
                                                  consider the potential for capital
                                                  appreciation. The fund's goal is to achieve
                                                  a yield which exceeds the composite yield on
                                                  the securities comprising the Standard &
                                                  Poor's 500SM Index (S&P 500(R)).

------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Money Market Portfolio               Fidelity VIP Money Market Portfolio seeks as   Fidelity Management & Research
                                                  high a level of current income as is           Company
                                                  consistent with preservation of capital and
                                                  liquidity.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Fidelity VIP Mid Cap Portfolio
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2                 Seeks long-term capital growth.  The Fund      Franklin Advisers, Inc.
                                                  normally invests at least 80% of its net
                                                  assets in investments of small
                                                  capitalization companies. For this Fund,
                                                  small-cap companies are those with market
                                                  capitalization values not exceeding (i) $1.5
                                                  billion or (ii) the highest market
                                                  capitalization value in the Russell 2000(R)
                                                  Index, whichever is greater, at the time of
                                                  purchase.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin U.S. Government Fund - Class 2           Seeks income.  The Fund normally invests at    Franklin Advisers, Inc.
                                                  least 80% of its net assets in U.S.
                                                  government securities, primarily fixed and
                                                  variable rate mortgage-backed securities.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Income Securities Fund - Class 2         Seeks to maximize income while maintaining     Franklin Advisers, Inc.
                                                  prospects for capital appreciation. The Fund
                                                  normally invests in debt and equity
                                                  securities.
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Small Cap Value - Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------
Franklin Flex Cap Growth - Class 2
------------------------------------------------- ---------------------------------------------- ----------------------------------
Mutual Shares Securities Fund - Class 2           Seeks capital appreciation, with income as a   Franklin Mutual Advisers, LLC
                                                  secondary goal. The Fund normally invests
                                                  mainly in U.S. equity securities that the
                                                  Fund's manager believes are available at
                                                  market prices less than their value based on
                                                  certain recognized or objective criteria,
                                                  including undervalued stocks, merger/risk
                                                  arbitrage securities and distressed
                                                  companies.
------------------------------------------------- ---------------------------------------------- ----------------------------------

Portfolio Name                                   Investment Objective                                Investment Adviser
------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Developing Markets Securities Fund -    Seeks long-term capital appreciation. The      Templeton Asset Management Ltd.
Class 2                                           Fund normally invests at least 80% of its
                                                  net assets in emerging market investments.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Growth Securities Fund - Class 2        Seeks long-term capital growth.  The Fund      Templeton Global Advisors Limited
                                                  normally invests mainly in equity securities   The Fund's sub-advisor, under an
                                                  of companies located anywhere in the world,    agreement with Templeton Global
                                                  including those in the U.S. and in emerging    Advisors, Limited is  Templeton
                                                  markets.                                       Asset Management Limited

------------------------------------------------- ---------------------------------------------- ----------------------------------
Templeton Global Income Securities Fund - Class
2
------------------------------------------------- ---------------------------------------------- ----------------------------------


J.P. Morgan Series Trust II
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                  The Portfolio seeks growth from capital        J.P. Morgan Investment Management .
                                                  appreciation.                                  Inc

------------------------------------------------- ---------------------------------------------- ----------------------------------
JPMorgan International Equity Portfolio           The Portfolio seeks to provide high total      J.P. Morgan Investment Management
(formerly JPMorgan International Opportunities    return from a portfolio of equity securities   Inc.
Portfolio)                                        of foreign companies.
------------------------------------------------- ---------------------------------------------- ---------------------------------
Pioneer Variable Contracts Trust
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio - Class II    Current income and long-term growth of         Pioneer Investment Management, Inc.
Shares                                            capital from a portfolio consisting
                                                  primarily of income producing equity
                                                  securities of U.S. corporations.

------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer Small Cap Value VCT Portfolio - Class     Capital growth by investing in a diversified   Pioneer Investment Management, Inc.
II Shares                                         portfolio of securities consisting primarily
                                                  of common stocks.
------------------------------------------------- ---------------------------------------------- ---------------------------------
Pioneer Emerging Markets VCT Portfolio - Class    Long-term growth of capital.                   Pioneer Investment Management, Inc.
II Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------
Pioneer Strategic Income VCT Portfolio - Class    A high level of current income.                Pioneer Investment Management, Inc.
II Shares
------------------------------------------------- ---------------------------------------------- ---------------------------------
Pioneer High Yield VCT Portfolio - Class II       Maximize total return through a combination    Pioneer Investment Management, Inc.
Shares                                            of income and capital appreciation.
------------------------------------------------- ---------------------------------------------- ----------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Commodities Fund, Administrative Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------
PIMCO All Asset Fund, Advisor Shares
------------------------------------------------- ---------------------------------------------- ----------------------------------


In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our contract value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new contract owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS
Symetra life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We may, if required by regulatory officials, disregard contract owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract owners will be advised of that action and of our reasons for doing so in our next report to contract owners.

You have no voting rights with respect to values in the fixed account.

FIXED ACCOUNT
The contract also offers a fixed account which credits interest rates that are set and guaranteed by Symetra Life. At the time you purchase the contract, you can choose to allocate your purchase payment to any of the following Initial Guaranteed Interest Periods: one year, three year and five year. No future deposits or transfers may be made to the 3 year and 5 year Initial Guaranteed Interest Periods. A minimum deposit of $1,000 is necessary for the 3 and 5 year Initial Guaranteed Interest Period.

Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply to the purchase payment on the date we receive it and continue for the guaranteed period chosen. If you make additional purchase payments, each will be credited with the applicable interest rate from the date we receive it to the end of the guaranteed period.

Once the guaranteed period is over, we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again.

In the first Contract Year, additional interest will be credited to Purchase Payments allocated to the Fixed Account if the initial Purchase Payment is greater than $100,000. If you make additional Purchase Payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first Contract Year. If a Purchase Payment brings the total Purchase Payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that Purchase Payment to the end of the first Contract Year.

Also, if your initial purchase payment is greater than $100,000, you can choose a 6-month or 12-month dollar cost averaging term which will be credited with additional interest. You must elect this option at the time of purchase. The amount allocated to the dollar cost averaging term will be credited additional interest from the date we receive the initial purchase payment to the end of the term chosen.

Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.

TRANSFERS
During the accumulation phase you can transfer money among the portfolios and the fixed account 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred, whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. In addition to this $500 minimum, transfers out of the fixed account are limited to a maximum of 10% of the fixed account value per contract year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. You must transfer the entire amount out of the investment option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any investment option is $50.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

     o    your contract;

     o    the amount of the transfer; and

     o    which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your Symetra Life registered representative's, or Symetra Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

SCHEDULED TRANSFERS

You can choose among several investment strategies. We may impose restrictions on the number of scheduled transfers that can be initiated during each contract year or on the investment options available for scheduled transfers. Once started, Dollar Cost Averaging and Appreciation or Interest Sweep scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" investment option and will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

     Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the fixed account to any of the other portfolios.

     Dollar Cost Averaging transfers from the fixed account are limited to 4% per quarter (1.33% monthly) of your value in the fixed account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5%
     monthly).   There  are  no  percentage  limits  on  transfers  out  of  the portfolios.

     Appreciation or Interest Sweep. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each contract year from the Fidelity VIP Money Market Portfolio and earned interest up to 10% from the fixed account to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the fixed account or to the Fidelity VIP Money Market Portfolio.

     Portfolio Rebalancing. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the fixed account.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY
The contract and the portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect portfolio performance, thereby negatively impacting long-term contract owners.

Therefore, we have established certain policies and procedures to aid us in deterring contract owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In order to enforce these procedures, we review trading volumes every day in each portfolio offered in your contract. Although we cannot detect all cases of professional market timing or short term trading, we will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular contract owners. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your contract value may be lower due to lower returns in your portfolio investments.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will contact you to caution you to refrain from any market timing activity. In addition, we may take any of the following measures that are implemented by us to prevent excessive trading or market timing:

     o restricting the number of transfers you can make to a limited frequency; for example, once every month;

     o    refusing to accept transfer instructions; and

     o curtailing or eliminating, without notice, the ability to use the Internet or telephone in making transfers.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will inform you or your authorized agent in writing or by phone the next business day. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract owners.

The portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners. Those portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In addition, the portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the portfolios available for investment by you, and we will enforce those policies and procedures if required to do so by the portfolios. In cases of large or frequent transfers, the portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other portfolio shareholders or violate the portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a portfolio if the portfolio manager rejects such trade or the trade violates a portfolio's policies and procedures.


------------------------------------------------------------------------------
5. CHARGES AND EXPENSES
------------------------------------------------------------------------------

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES
Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the Optional Benefit Charges described below.

     Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.40% of the average daily net assets of each portfolio you are invested in. This charge is for all the insurance benefits other than optional death benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including distribution expenses. The rate of the mortality and expense risk charge will not be increased.

     Asset Related Administration Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
During the accumulation phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each contract year and if you withdraw the entire contract value. This charge is for administrative expenses (see above) and may be changed, but may never exceed $50 per contract year. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the income phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your contract value was less than $50,000 when annuity payments began.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

Unlike many annuity contracts, the contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each purchase payment is in your contract. Subsequent purchase payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount withdrawn. It starts at 7% in the first contract year and declines as follows:


-------------------------------------------------
Contract Year    1     2    3     4    5     6
-------------------------------------------------
CDSC            7%    7%    7%   5%    5%   0%
-------------------------------------------------

When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract, unless you tell us otherwise.

We will not assess the contingent deferred sales charge for:

     o    annuity payments;

     o    Repetitive Withdrawals taken over life expectancy;

     o    eligible healthcare confinement withdrawals;

     o    death benefits; and

     o    premium taxes.

We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expense. See Section 9 - Other Information.

WITHDRAWAL CHARGE
We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE
You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the investment portfolio that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, or Portfolio Rebalancing, it will not be counted as part of your 12 free transfers.

PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.

OPTIONAL BENEFIT CHARGES
You may elect optional benefits which require additional charges. The optional benefits available are GMDB-Annual Reset and EEB.

     Guaranteed Minimum Death Benefit-Annual Reset: If you elect the GMDB -Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio you are invested in. This charge is for the cost and risk associated with offering the GMDB - Annual Reset rider. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first.

     Earnings Enhancement Benefit: If you elect the EEB rider, we will deduct an additional charge which is equal on an annual basis to 0.15% of the average daily net assets of each portfolio and the fixed account. The charge is for the cost and risk associated with offering the EEB option. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses.

------------------------------------------------------------------------------
6. TAXES
-------------------------------------------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws.
Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

DEATH BENEFITS
Neither of the optional death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS
This contract can be purchased as an Individual Retirement Annuity ("IRA") or Roth IRA. Effective April 29, 2005, the contact may also be purchased as a Tax Sheltered Annuity ("TSA"), or Deferred Compensation Plan ("457"). These are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

Furthermore, the Internal Revenue Service has issued final regulations which state that the value of "other benefits" provided under annuity contracts be included for purposes of calculating required minimum distributions from IRAs. These other benefits include the value of any minimum guaranteed death benefits provided under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution. If you are purchasing a qualified contract, you should consult a tax adviser.

To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.

WITHDRAWALS FROM ROTH IRAS
Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held a Roth IRA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISER FEES
Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The Internal Revenue Service has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.

OPTIONAL BENEFIT RIDERS--NON-QUALIFIED CONTRACTS
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.


NON-QUALIFIED CONTRACTS
Contracts purchased with after-tax money and not part of an IRA or Roth IRA are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Non-qualified deferred annuity contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

DIVERSIFICATION
Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.

We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the owner of the separate account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

-------------------------------------------------------------------------------
7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

Under your contract, money may be accessed:

     o by withdrawing all or some of your money during the accumulation phase;

     o    by taking Repetitive Withdrawals (described below);

     o by receiving payments during the income phase (see Section 2 - Annuity Payments); or

     o    when a death benefit is paid (see Section 8 - Death Benefit).

During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the contract value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire contract value, an annual administration maintenance charge. See Section 5 - Charges & Expenses for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

If you have elected the Payments Based on a Number of Years annuity option, you can stop the annuity payments at any time and receive a lump sum equal to the remaining contract value. See section 2 - Annuity Payments for more information.

FREE WITHDRAWAL AMOUNT
Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. In addition, there is no withdrawal charge on the first withdrawal you make in a contract year, but the contingent deferred sales charge may apply.

HEALTHCARE CONFINEMENT
If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility (or within 60 days after confinement ends). Certain restrictions apply. Please see your contract for more information

REPETITIVE WITHDRAWALS
You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

     o    your life expectancy; or

     o    the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, charges may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

MINIMUM VALUE REQUIRMENTS
You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the fixed account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

-------------------------------------------------------------------------------
8. DEATH BENEFIT
-------------------------------------------------------------------------------

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the GMDB-Annual Reset rider and/or the EEB rider.

DEATH DURING THE ACCUMULATION PHASE
If any owner dies during the accumulation phase, the death benefit is payable to the:

     o surviving owner or joint owner; or if none, or the owner is a non-natural person, then

     o    the surviving primary beneficiary; or if none, then

     o    the surviving contingent beneficiary; or if none, then

     o    the estate of the last owner to die.

If the owner is a non-natural person (e.g., a corporation or trust), the death of any annuitant is treated as the death of the owner. Therefore, a joint annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first annuitant.

If an annuitant dies during the accumulation phase, the owner may designate a new annuitant. If an annuitant is not designated, the owner will be named as an annuitant.

basic Death Benefit
The basic death benefit is the higher of:

     1)   your contract value (as of the date indicated above); or

     2) if you are a sole owner or the oldest joint owner, the basic minimum guaranteed death benefit.


The basic minimum guaranteed death benefit is initially equal to your first purchase payment and is immediately increased by additional purchase payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The minimum guaranteed death benefit is reset on each 5-year contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding minimum guaranteed death benefit or is "stepped up" to your contract value on that date, if higher.

Calculation of Death Benefit
We will determine the amount of and pay the death benefit upon receipt at our home office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment, and any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the minimum guaranteed death benefit exceeds the contract value, we will add money to your contract in order to satisfy the minimum guaranteed death benefit. The money added will be allocated to the investment options in the same manner as purchase payments. For limitations on the amount we will add, please see Limitations on Death Benefit described below.

Payment of Death Benefit
The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, we should be notified of a death as promptly as possible to limit the risk of a decline in benefit value.

Under a non-qualified contract, the death benefit may be paid as:

     1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

     2) annuity payments made over life or life expectancy. To receive annuity payments, this election must be made within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the minimum guaranteed death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

If the age of the annuitant or contract owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the annuitant or contract owner.

DEATH DURING THE INCOME PHASE
During the income phase, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an owner dies before the entire contact value has been paid out, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the first election of how to take the death benefit payment. Other annuity options may have remaining annuity payments after the death of the annuitant. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See
Section 2 - Annuity Payments for more information.

The right to receive the death benefit under the Payment Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

     o surviving owner or joint owner; or if none, or the owner is a non-natural person, then

     o    the surviving primary beneficiary; or if none, then

     o    the surviving contingent beneficiary; or if none, then

     o    the estate of the last owner to die.

OPTIONAL DEATH BENEFITS
There are two optional death benefits available under the contract. You may elect, none, one or both benefits but only at the time you purchase the contract. The optional death benefits are only available for certain contracts as discussed below.

Guaranteed Minimum Death Benefit - Annual Reset ("GMDB - Annual Reset")
If you are under age 75 at the issue date of the contract, you can elect the GMDB - Annual Reset rider. If you elect the GMDB - Annual Reset rider, it will replace the basic minimum guaranteed death benefit described above. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider when you purchase your contract and we will deduct an additional charge. Once you have elected the benefit, you cannot cancel it and the 0.20% annual charge will continue to be deducted, even during periods when the GMDB-Annual Reset would provide no benefit

If you have elected this rider, the minimum guaranteed death benefit will be reset annually each contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding minimum guaranteed death benefit or the contract value on that date, if higher.

The GMDB - Annual Reset rider terminates and the charge is no longer deducted if:

     o    the contract enters the income phase prior to your death; or

     o a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated

Earnings Enhancement Benefit ("EEB")
If you are under age 75 on the issue date of the contract, you can elect the EEB rider. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider at the time you purchase your contract and we will deduct an additional charge. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole owner's or oldest joint owner's death and will be added to the basic or GMDB-Annual Reset death benefit that is described above. The EEB rider is only available for non-qualified contracts.

If the oldest owner is age 69 or under when you purchase your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest owner is age 70 through 75 when you purchase your contract, the EEB is equal to 25% of the earnings remaining in the contract.

However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the minimum guaranteed death benefit.

For purposes of this benefit, we define "earnings" as the amount by which the contract value (when the death benefit is calculated) exceeds the total amount of purchase payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before purchase payments. If any purchase payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the minimum guaranteed death benefit or GMDB-Annual Reset exceeds the contract value.

Your earnings for this purpose are limited to a maximum of 250% of the total value of your purchase payments, less withdrawals and charges, excluding any purchase payments made 12 months prior to the date of death (other than purchase payments made during the first contract year if death occurs in the first contract year) or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:

     o    the contract enters the income phase prior to your death; or

     o a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated.

For examples on how the EEB death benefit works, see Appendix A.

Effects of Ownership Changes
Certain ownership changes may result in automatic termination of the optional death benefits. If the Contract is owned by one Owner, the following ownership changes will result in termination of the rider:

     o    A change in ownership to another individual; or

     o A change in ownership to a trust or other entity and the original Owner is not the sole Annuitant; or

     o A second individual is added as an Owner and the new Owner is older than the original Owner.

If the Contract is owned by joint Owners, the rider will terminate if a change in ownership results in the oldest Owner no longer being an Owner.

The minimum guaranteed death benefit is always calculated on the life of the oldest original Owner, as shown on the original application for this Contract. The amount payable on the death of any Owner other than the oldest original Owner will be the current contract value. If the oldest original Owner ceases to be an Owner of the Contract, the minimum guaranteed death benefit will be terminated. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

LIMITATION ON DEATH BENEFIT
At most, one minimum guaranteed death benefit or if elected, GMDB--Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, the maximum amount that we will add to your contract in order to satisfy the minimum guaranteed death benefit, (or if selected GMDB--Annual Reset benefit), and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The minimum guaranteed death benefit will only be paid upon the death of the oldest original owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

BENEFICIARY
The beneficiary under the contract is determined as follows:

     o surviving owner or joint owner; or if none, or the owner is a non-natural person, then

     o    surviving primary beneficiaries; or if none, then

     o    surviving contingent beneficiaries; or if none, then

     o    estate of the last owner to die.

You designate one or more beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

-------------------------------------------------------------------------------
9. OTHER INFORMATION
-------------------------------------------------------------------------------

SYMETRA LIFE
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Financial Corporation, (formerly Occum Acquisition Corp.) a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. is the owner of Symetra Life. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT
We established Symetra Separate Account C (formerly Safeco Separate Account C) ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

     o Transfer assets supporting the contracts from one subaccount to another or from the Separate Account to another separate account;

     o Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     o Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

     o Manage the Separate Account under the direction of a committee at any time;

     o    Make any changes required by applicable law or regulation; and

     o Modify the provisions of the contract to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
If you put your money into the fixed account, it goes into Symetra Life's general account. The general account is made up of all of Symetra Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The contracts are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Symetra Life and is located at 4854 154th Place NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc.("NASD"). No amounts are retained by SSI for acting as principal underwriter for Symetra Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 5% of purchase payments. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account.

AMENDMENTS TO THE CONTRACT
We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS
We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

     o    the NYSE is closed (other than customary weekend or holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

     o    the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.


REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges (including the contingent deferred sales charge) or crediting additional fixed account interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE  INFORMATION
You can find more information about the Spinnaker Choice Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS
The financial statements of Symetra Life and Symetra Separate Account C are included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Services
Purchase Of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements

-------------------------------------------------------------------------------

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                                           (cut along dotted line)

         If you would like a free copy of the  Statement of Additional  Information  dated April 29,
         2005, for this prospectus, please complete this form, detach and mail to:

                                       Symetra Life Insurance Company
                                                 PO Box 3882
                                           Seattle, WA 98124-3882

         Please  send me a free copy of the  Statement  of  Additional  Information  for the Symetra
         Spinnaker(R) Choice   Variable Annuity at the following address:


         Name:


         Mailing Address:



==============================================================================
                                   APPENDIX A
                    CALCULATION OF EEB OPTIONAL DEATH BENEFIT
==============================================================================

     Each example assumes that the GMDB-Annual Reset Rider was not elected.

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EXAMPLE 1:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $45,000

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase payments        =      $21,000
            ($45,000 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =       $8,400
           40% of your Earnings  ($21,000 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =      $53,400
           your Earnings  ($45,000+$8,400)

EXAMPLE 2:

Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the purchase payment made to the contract. On the day we calculate the death benefit, the contract value is $24,000.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $24,000

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =        $0.00
           payments  ($24,000 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit  or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =        $0.00
           40% of your Earnings  ($0 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =      $24,000
           your Earnings  ($24,000+$0.00)

EXAMPLE 3:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $91,500

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =      $67,500
           payments  ($91,500 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =      $24,000
           40% of your Maximum Allowable Earnings ($60,000 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =     $115,500
           your Maximum Allowable Earnings  ($91,500+$24,000)


EXAMPLE 4:
Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000. Assume that there is a $21,000 subsequent purchase payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the contract value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $91,500

           Total Amount of Purchase Payments ($24,000 + $21,000 )                              =      $45,000

           Earnings equal to the contract value minus total amount of purchase                 =      $46,500
           payments  ($91,500 - $45,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit  or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =      $18,600
           40% of your Earnings  ($46,500 x 40%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 40% of          =     $110,100
           your Earnings  ($91,500+$18,600)

EXAMPLE 5:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the owner was age 72. On the day we calculate the death benefit, the contract value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

           Contract value on the date we calculate benefit                                     =      $45,000

           Total Amount of Purchase Payments (Initial Purchase payment of $24,000)             =      $24,000

           Earnings equal to the contract value minus total amount of purchase                 =      $21,000
           payments  ($45,000 - $24,000)

           Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments made in the 12 months prior to calculation of benefit or
           after the date of death  (2.50 x $24,000)                                           =      $60,000
                                                                                               =       $5,250
           25% of your Earnings  ($21,000 x 25%)

           TOTAL DEATH BENEFIT
           equals the contract value on the date we calculate the benefit plus 25% of          =      $50,250
           your Earnings  ($45,000+$5,250)


===============================================================================
                                   APPENDIX B
===============================================================================

Accumulation Unit Value History

As this is a new product, there is no Accumulation Unit value history.


                      SPINNAKER(R) CHOICE VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    issued by
                           SYMETRA SEPARATE ACCOUNT C
                                       and
                         SYMETRA LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred
Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-796-3872 or write to Symetra Life Insurance Company, Retirement Services Department, P.O.
Box 3882, Seattle, Washington 98124-3882.

This Statement of Additional Information and the prospectus are both dated April
29, 2005.

-------------------------------------------------------------------------------
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                                            TABLE OF CONTENTS
                                                                                                               Page
GENERAL INFORMATION...............................................................................................2
SERVICES..........................................................................................................2
Independent Registered Public Accounting Firm.....................................................................2
PURCHASE OF CONTRACTS.............................................................................................2
UNDERWRITER.......................................................................................................3
ADDITIONAL TAX INFORMATION........................................................................................3
   Note...........................................................................................................3
   General........................................................................................................3
   Non-Qualified Annuity Contracts................................................................................4
   Tax Treatment of Withdrawals - Non-qualified Annuity Contracts.................................................4
   Qualified Contracts............................................................................................4
   Tax Treatment of Withdrawals - Qualified Contracts.............................................................6
   Tax Sheltered Annuities - Withdrawal Limitations...............................................................7
   Income Tax Withholding.........................................................................................7
   Diversification................................................................................................7
ANNUITY PROVISIONS................................................................................................8
   Annuity Unit Value.............................................................................................8
   Variable Annuity Payments......................................................................................8
   Fixed Annuity Payments.........................................................................................9
   Payments Based on a Number of Years............................................................................10
FINANCIAL STATEMENTS..............................................................................................11


                               GENERAL INFORMATION

Symetra Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Symetra Financial Corporation, (formerly Occum Acquisition Corp.) a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C ("the Separate Account") to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. Although the Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, this registration does not involve supervision of the management of the Separate Account or the Company by the SEC. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract.

                                    SERVICES

Independent Registered Public Accounting Firm
The financial statements of Symetra Separate Account C at December 31, 2004 and for each of the two years in the period then ended and the consolidated financial statements of Symetra Life Insurance Company and Subsidiaries at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent registered accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086. .

                              PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                                   UNDERWRITER

Symetra Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to a distribution agreement with us. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended 2002, 2003 and 2004, SSI received $5,031,478, $6,760,198 and $6,147,812 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

                           ADDITIONAL TAX INFORMATION
Note
The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment under a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts there may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Non-Qualified Annuity Contracts
Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

Tax Treatment of Withdrawals - Non-qualified Annuity Contracts
In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Contracts

1. The following describes contracts offered to individual contract owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity ("IRA") or Roth Individual Retirement Annuity ("Roth IRA"), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us.

a.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. (The Company does not offer SEP IRAs or SIMPLE IRAs under this contract.) Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

2. The following described contracts are offered to participants of employer-sponsored retirement plans. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

     On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
     v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     a.   Tax Sheltered Annuity

     Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     b. Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Tax Treatment of Withdrawals - Qualified Contracts
In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The following describes the early withdrawal penalties for IRAs:

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner reaches age 59 1/2 ; (b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (d) distributions made to the owner who has separated from service after he or she has attained age 55; (e) distributions made to the owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner; (h) distributions made to pay qualified higher education expenses; (i) distributions made to an owner for first home purchases; and (j) distributions due to an IRS levy. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth  IRAs  are  not  subject  to  the  required  minimum   distribution   rule.
Distributions from a Roth IRA may be deferred until the death of the owner.

Tax Sheltered Annuities - Withdrawal Limitations
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents the contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Income Tax Withholding
All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; c) distributions which are required minimum distributions; d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.


Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (IRS) in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               ANNUITY PROVISIONS

Annuity Unit Value
The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open for regular trading. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments
The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units attributed to a portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units attributed to the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The "Life Annuity with Guaranteed Period" option is described in the prospectus).


         (1)      Assumed number of accumulation units in a portfolio on maturity date..............25,000

         (2)      Assumed value of an accumulation unit in a portfolio at maturity................$12.5000

         (3)      Cash value of contract at maturity, (1) x (2)...................................$312,500

         (4)      Consideration required to purchase $1 of monthly annuity from Variable
                  Annuity Purchase Rate Table......................................................$200.20

         (5)      Amount of first payment from a portfolio, (3) divided by (4)...................$1,560.94

         (6)      Assumed value of annuity unit in a portfolio at maturity........................$13.0000

         (7)      Number of annuity units attributed to a portfolio, (5) divided by (6)...........120.0723


The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.


Fixed Annuity Payments
The amount of fixed annuity payments under a life annuity option (other than Payments Based on a Number of Years) remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. Symetra Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

Payments Based on a Number of Years
This option is designed so that payments from the contract will meet the IRS definition of "amounts received as an annuity" and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as "an amount received as an annuity," the following requirements must be met:

     Fixed Payments

     o The amount of each payment must be determinable on the annuity date for the specified term. We calculate Payments Based on a Number of Years by amortizing the contract value on the annuity date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract owner, but not less than 5 years nor more than the number of years to the annuitant's age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

     o If the contract earns more than the contract's minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

     Variable Payments

     o Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the annuity date for the term specified by the owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the contract value on the annuity date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year contract value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the portfolios to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the annuitant or at full surrender of the contract. The refund equals the full value of the undistributed accumulation units (and fixed account value, if any).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

     o Accumulation unit values for all portfolios on the annuity starting date equal $100,000;

     o    Assumed investment return is 4%; and

     o Policyholder A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, Contract Owner A's first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate accumulation unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Based off of this, Policyholder A's second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A's third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate accumulation unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the accumulation units are exhausted.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                           SYMETRA SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

     a. Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company ("Symetra Life") are included in the Statement of Additional Information of this Registration Statement:

          1.   The most recent  audited  financial  statements  of the  Separate
               Account as of December 31, 2004 and for each of the years or periods presented.

          2. The consolidated financial statements of Symetra Life Insurance Company and Subsidiaries as of December 31, 2004 and for each of the years in the three-year period ended December 31, 2004.

     b.   Exhibits


Exhibit         Description                                                             Reference
--------------- ----------------------------------------------------------------------- -------------------------------

1.               Resolution of Board of Directors of Symetra Life authorizing the       1/
                 Separate Account

2.              Not Applicable

3.              (i)    Principal Underwriter's Agreement                                1/
                (ii)   Form of Broker-Dealer Selling Agreement                          7/


4.               (i)   Individual   Flexible   Premium   Deferred   Variable   Annuity  11/
                 Contract.                                                              9/
                 (ii)  Earnings Enhancement Benefit Rider                               9/
                 (iii) Minimum Guaranteed Death Benefit - Annual Reset Rider

5.              Application for Annuity Contract.                                       9/

6.               (i)   Copy  of  Articles  of  Incorporation  of  Symetra  as  amended  1/
                                  11/26/90.
                       Amendment to Articles of Incorporation of Symetra dated 9/1/04   12/
                (ii)   Copy of the Bylaws of Symetra as amended 6/4/04                  12/
7.              Form of Reinsurance Agreement                                           10/
8.              Participation Agreement (Fidelity VIP I & II)                           4/
                       Form of Sub-Licensing Agreement                                  4/
                       Amendment No. 1 to Participation Agreement (VIP I)               7/
                       Amendment No. 1 to Participation Agreement (VIP II)              7/

                Form of Participation Agreement (Fidelity VIP III)                      3/
                       Amendment No. 1 to Participation Agreement (VIP III)             7/

                Participation Agreement (Lexington)                                     2/

                Participation Agreement (ACVP)                                          6/
                       Amendment No. 1 to Participation Agreement                       6/
                       Amendment No. 2 to Participation Agreement                       6/
                       Amendment No. 3 to Participation Agreement                       6/
                       Form of Amendment No. 4 to Participation Agreement               8/
                       Amendment No. 5 to Participation Agreement                       To be filed by Amendment

                Participation Agreement (AIM)                                           6/
                       Form of Amendment No. 1 to Participation Agreement               8/

                Form of Participation Agreement (Dreyfus)                               5/
                       Amendment No. 1 to Participation Agreement                       8/

                Participation Agreement (Franklin Templeton)                            6/
                       Amendment No. 1 to Participation Agreement                       6/
                       Amendment No. 2 to Participation Agreement                       6/
                       Amendment No. 3 to Participation Agreement                       12/
                       Amendment No. 4 to Participation Agreement                       12/
                       Amendment No. 5 to Participation Agreement                       To be filed by Amendment

                Form of Participation Agreement (J.P. Morgan)                           5/
                       Amendment No. 1 to Participation Agreement                       8/

                Participation Agreement (Federated)                                     2/
                       Amendment to Participation Agreement                             6/
                       Amendment No. 2 to Participation Agreement                       7/

                Participation Agreement (INVESCO)                                       6/
                       Amendment No. 1 to Participation Agreement                       6/
                       Amendment No. 2 to Participation Agreement                       7/

                Form of Participation Agreement (Pioneer)                               12/

                Form of Participation Agreement (PIMCO)                                 To be filed by Amendment

9.              Opinion and Consent of Counsel                                          9/

10.             Consent of Ernst and Young, LLP Independent Auditor                     To be filed by Amendment

11.             Not Applicable

12.             Not Applicable

13.             Not Applicable

1/               Incorporated  by reference to  registration  statement  of Symetra  Separate  Account C filed on Form
                 N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No. 33-60331).

2/               Incorporated by reference to  Post-Effective  Amendment No. 4 to Form N-4  registration  statement of
                 Symetra Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

3/               Incorporated  by reference to  Pre-Effective  Amendment No. 2 to Form S-6  registration  statement of
                 Symetra Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

4/               Incorporated by reference to  Post-Effective  Amendment No. 14 to Form S-6 registration  statement of
                 Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

5/               Incorporated by reference to  Post-Effective  Amendment No. 10 to Form N-4 registration  statement of
                 Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

6/               Incorporated by reference to  Post-Effective  Amendment No. 21 to Form S-6 registration  statement of
                 Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

7/               Incorporated by reference to  Post-Effective  Amendment No. 26 to Form N-6 registration  statement of
                 Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

8/               Incorporated by reference to  Post-Effective  Amendment of Symetra Separate Account SL filed with the
                 SEC on or about April 30, 2003 (File No. 333-30329).

9/               Incorporated  by reference to Initial  Registration  on Form N-4  registration  statement for Symetra
                 Separate Account C filed with the SEC (File No. 333-111216).

10/              Incorporated by reference to  Post-Effective  Amendment No. 12 on Form N-4 registration  statement of
                 Symetra Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).

11/              Incorporated  by reference to  Pre-Effective  Amendment No. 1 on Form N-4  registration  statement of
                 Symetra Separate Account C filed with the SEC on April 30, 2004 (File No. 333-111216).

12/              Incorporated by reference to  Post-Effective  Amendment No. 17 on Form N-4 registration  statement of
                 Symetra Separate Account C filed with the SEC on December 1, 2004 (File No. 33-69712).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life Insurance  Company  ("Symetra") who is engaged in  activities  relating  to  Symetra  Separate  Account C or the  variable  annuity  contracts offered through Symetra Separate Account C.

Name                                              Positions with Symetra          Principal Business Address
------------------------------------------ -------------------------------------- ------------------------------------------
Randall H. Talbot                                   Director, President               5069 154th Place N.E.,
                                                                                      Redmond, WA 98052.

Roger F. Harbin                             Director, Executive Vice President        5069 154th Place N.E.,
                                                       and Treasurer                  Redmond, WA 98052

Allyn D. Close                               Director, Senior Vice President,         5069 154th Place N.E.,
                                                                                      Redmond, WA 98052

George C. Pagos                              Director, Vice President, General        5069 154th Place N.E.,
                                                   Counsel and Secretary              Redmond, WA 98052

Jennifer V. Davies                            Director, Senior Vice President         5069 154th Place N.E.,
                                                                                      Redmond, WA 98052

Margaret A. Meister                         Director, Vice President and Chief        5069 154th Place N.E.,
                                                          Actuary                     Redmond, WA 98052

Oscar Tengtio                               Director, Executive Vice President        5069 154th Place N.E.,
                                                and Chief Financial Officer           Redmond, WA 98052

Colleen M. Murphy                                Assistant Vice President,            5069 154th Place N.E.,
                                            Controller, and Assistant Secretary       Redmond, WA 98052

Jon David Parker                            Assistant Vice President and Senior       5069 154th Place N.E.,
                                                          Actuary                     Redmond, WA 98052

Jean B. Liebmann                                          Actuary                     5069 154th Place N.E.,
                                                                                      Redmond, WA 98052

Michele M. Kemper                           Vice President and Chief Compliance       5069 154th Place N.E.,
                                              Officer of the Separate Account         Redmond, WA 98052


Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company ("Symetra") established Symetra Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. An organizational chart will be filed by amendment.

Item 27.  Number of Contract Owners

As of March 31, 2005 there were _____________ Contract Owners of the Registrant.

Item 28.  Indemnification

Under its Bylaws, Symetra, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra or otherwise) by reason of the fact that he or she is or was a director of Symetra, or, while a director of Symetra, is or was serving at the request of Symetra as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra shall extend such indemnification as is provided to directors above to any person, not a director of Symetra, who is or was an officer of Symetra or is or was serving at the request of Symetra as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra pursuant to such provisions of the bylaws or statutes or otherwise, Symetra has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra of expenses incurred or paid by a director, officer or controlling person of Symetra in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, Symetra will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

a. Symetra Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for Symetra's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b. The following information is provided for each officer and director of the principal underwriter:




             Name                        Positions and Offices               Principal Business Address
                                           with Underwriter
-------------------------------- -------------------------------------- -------------------------------------
Linda C. Mahaffey                       Director and President              5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Roger F. Harbin                    Senior Vice President, Director,         5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Joanne Salisbury                      Vice President, Controller,           4854 154th Place N.E.
                                  Treasurer, Financial Principal and        Redmond, WA 98052.
                                               Secretary

Allyn D. Close                                 Director                     5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Michael F. Murphy                      Chief Compliance Officer             4854 154th Place N.E.
                                                                            Redmond, WA 98052.

Scott L. Bartholomaus                       Vice President                  5069 154th Place N.E.,
                                                                            Redmond, WA 98052.


c. During the fiscal year ended December 31, 2004, Symetra Investment Services, Inc., through Symetra Securities, Inc., received $6,147,812 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 30.  Location of Accounts and Records

Symetra Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

1. The Registrant hereby undertakes to:

     a. File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     b. Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     c. Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

Representations

1. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

2. Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 11th day of February, 2005.

                                                 Symetra Separate Account C
                                                           Registrant

                                         By:  Symetra Life Insurance Company


                                         By:  /s/ Randall H. Talbot
                                              -----------------------------
                                              Randall H. Talbot, President

                                            By: Symetra Life Insurance Company
                                                (Depositor)

                                         By:  /s/ Randall H. Talbot
                                              -----------------------------
                                              Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. .

Name                                              Title
-----                                             -----


/s/ ALLYN D. CLOSE                                Director
------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                               Director , Vice President.
-------------------                               General Counsel and Secretary

George C. Pagos

/s/ COLLEEN M. MURPHY                             Assistant Vice President,
---------------------                             Controller and
Colleen M. Murphy                                 Assistant Secretary


/s/ JENNIFER V. DAVIES                            Director
----------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER                           Director and Chief Actuary
-----------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                               Director, Executive
--------------------                              Vice President and Treasurer
Roger F. Harbin

/s/ RANDALL H. TALBOT                             Director and President
---------------------
Randall H. Talbot

/s/ OSCAR TENGTIO                                 Director, Executive Vice
-----------------                                 President and Chief Financial
Oscar Tengtio                                     Officer